FEDERATED EQUITY FUNDS

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

MAY 23, 2014

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED EQUITY FUNDS (the “Trust” or “Registrant”)

Federated Emerging Markets Equity Fund

Institutional Shares

(the “Fund”)

1933 Act File No. 2-91090

1940 Act File No. 811-4017

Dear Sir or Madam:

Post-Effective Amendment No. 150 under the Securities Act of 1933 and Amendment No. 144 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust, with respect to the Fund, is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective 60 days after filing pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933. A Rule 485(a) filing is being made to implement disclosure in connection with strategy and risk revisions in the Summary Prospectus and Statutory Prospectus regarding emerging markets and frontier markets.

Pursuant to Investment Company Act Release No. 13768, the Registrant respectfully requests selective review of those sections of Parts A and Part B that are marked in the accompanying registration statement. Aside from usual, customary and other non-material disclosure changes which would otherwise be included in a Rule 485(b) filing, the Registrant has made changes necessary to reflect and implement disclosure in connection with strategy and risk revisions in the Summary Prospectus and Statutory Prospectus regarding emerging markets and frontier markets.

The Registrant further represents that all other disclosure contained in the accompanying filing has been previously filed with and reviewed by the Staff or is immaterial.

In connection with the review of this filing by the Staff, we acknowledge that: (i) should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, we do not foreclose the Commission from taking any action with respect to the filing; (ii) the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve us from our full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iii) we may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material or the request for selective review, please contact me at (412) 288-8094.

Very truly yours,

/s/ Mark R. Thompson

Mark R. Thompson

Senior Paralegal

Enclosures